Accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Adoption of New Accounting Standards [Abstract]
Lease liability	$ 9.9
Right-of-use asset	$ 2.7
ASU 2016-02 [Member]
Adoption of New Accounting Standards [Abstract]
Lease liability		$ 12.1
Right-of-use asset		$ 2.0
Jack-Up Rigs [Member]
Estimated Economic Useful Life [Abstract]
Estimated useful life	30 years